Loss Per Ordinary Share - Summary of Earnings Per Share (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Line Items]
Basic and diluted	$ (0.15)	$ (0.10)	$ (0.08)
Ordinary Share
Earnings Per Share [Line Items]
Basic and diluted	(0.15)	(0.10)	(0.08)
Before The ADS Ratio Change
Earnings Per Share [Line Items]
Basic and diluted	(0.74)	(0.48)	(0.40)
After The ADS Ratio Change
Earnings Per Share [Line Items]
Basic and diluted	$ (3.68)	$ (2.40)	$ (2.11)